DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ 954	$ 6,770	$ (985)
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	4,010	1,552	(2,181)
Foreign Exchange Option [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	954	6,770	(5,296)
Foreign Exchange Option [Member] | Cost Of Revenues And Operating Expenses [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ 4,010	$ 1,552	(6,491)
Foreign Exchange Forward [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)			4,311
Foreign Exchange Forward [Member] | Financial Income [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)			$ 4,310